Provisions for other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions for Other Liabilities
The table below shows the movements in the Group's provisions for other liabilities categorized by type of provision:

	Labor, legal and other claims	Others	Total
At January 1, 2020	3,126	46	3,172
Additions	890	1,449	2,339
Used during year	(407)	—	(407)
Exchange differences	(745)	—	(745)
At December 31, 2020	2,864	1,495	4,359
Additions	917	3,475	4,392
Used during year	(1,028)	(1,455)	(2,483)
Exchange differences	(226)	(56)	(282)
At December 31, 2021	2,527	3,459	5,986

Analysis of total provisions:

	2021	2020
Non current	2,565	2,705
Current	3,421	1,654
	5,986	4,359